UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ];               Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           -----------------------------------------
                           15 Alton Hill
                           Southampton, SN01, Bermuda
Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

     /s/ Maureen J. Crocker      Vancouver, B.C. Canada         November 7, 2000
     ----------------------      ----------------------         ----------------
     [Signature]                 [City, State]                  [Date]

Report Type                (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Mackenzie Financial Corporation with respect to securities held in Universal Select Managers Fund and Universal Select Managers Canada Fund.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      15

Form 13F Information Table Value Total:                 $98,485(thousands)
                                                  -------------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None
Alliance Forest         Common    01859J108     8,106     648,000      SH              SOLE                648,000    0      0
Products                Stock


Bank of Montreal        Common    063671101     6,581     145,200      SH              SOLE                145,200    0      0
                        Stock


Brascan Corporation     Class A   10549P606    34,550   2,676,800      SH              SOLE              2,676,800    0      0
                        Ltd.
                        Voting
                        Shares


Brookfield Properties   Common    112900105     1,303      81,000      SH              SOLE                 81,000    0      0
Corp.                   Stock


Cameco Corporation      Common    13321L108     1,682     130,000      SH              SOLE                130,000    0      0
                        Stock


Companhia Paranaense    ADR       20441B407     1,926     217,000      SH              SOLE                217,000    0      0


Crescent Real Estate    Common    225756105        71       3,200      SH              SOLE                  3,200    0      0
Equities Co.            Stock


De Beers Consolidated   ADR       240253302     3,275     118,300      SH              SOLE                118,300    0      0
Mines


Kmart Corp.             Common    482584109    14,754   2,459,000      SH              SOLE              2,459,000    0      0
                        Stock


LTV Corp.               Common    501921100     5,978   4,554,900      SH              SOLE              4,554,900    0      0
                        Stock


Mattell Inc.            Common    577081102     2,990     260,000      SH              SOLE                 260,000    0      0
                        Stock


Merchants Group Inc.    Common    588539106       180      10,000      SH              SOLE                 10,000    0      0
                        Stock


Old Republic            Common    680223104     5,029     209,000      SH              SOLE                209,000    0      0
International           Stock
Corporation


Todd Shipyards Corp.    Common    889039103     4,721     665,500      SH              SOLE                665,500    0      0
                        Stock


Unibanco Uniao de       GDR       90458E107     7,339     222,400      SH              SOLE                222,400    0      0
Bancos Brasileiros